Management Report - Segment Results of Operations (Tables)	6 Months Ended
Jun. 30, 2020
Segment Results of Operations [Abstract]
Segment Results of Operations [text block table]

Segment results

	Three months ended Jun 30, 2020
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Net revenues	1,328	2,654	1,981	549	(70)	(99)	6,342
Provision for credit losses	145	363	225	(1)	29	1	761
Noninterest expenses:
Compensation and benefits	254	463	736	204	45	943	2,645
General and administrative expenses	852	855	1,157	189	451	(905)	2,599
Impairment of goodwill and other intangible assets	0	0	0	0	0	0	0
Restructuring activities	0	11	104	7	(0)	1	123
Total noninterest expenses	1,106	1,329	1,997	400	496	40	5,367
Noncontrolling interests	0	6	(0)	36	(0)	(42)	0
Profit (loss) before tax	77	956	(241)	114	(595)	(97)	213

N/M - Not meaningful

	Three months ended Jun 30, 2019
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Net revenues	1,294	1,823	2,087	594	221	184	6,203
Provision for credit losses	61	44	62	0	(8)	2	161
Noninterest expenses:
Compensation and benefits	261	482	750	228	92	1,001	2,813
General and administrative expenses	745	1,048	1,054	217	895	(870)	3,089
Impairment of goodwill and other intangible assets	491	0	545	0	(0)	0	1,035
Restructuring activities	13	15	(12)	27	8	(0)	50
Total noninterest expenses	1,509	1,544	2,336	471	995	131	6,987
Noncontrolling interests	0	18	(0)	33	0	(51)	0
Profit (loss) before tax	(277)	218	(311)	89	(766)	101	(946)

N/M - Not meaningful

Prior year segmental information have been restated to the current structure

	Six months ended Jun 30, 2020
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Net revenues	2,653	4,993	4,142	1,068	(129)	(168)	12,560
Provision for credit losses	251	606	364	(0)	43	5	1,267
Noninterest expenses:
Compensation and benefits	527	958	1,482	376	97	1,893	5,334
General and administrative expenses	1,662	1,832	2,238	386	1,093	(1,737)	5,474
Impairment of goodwill and other intangible assets	0	0	0	0	0	0	0
Restructuring activities	5	15	166	10	1	0	197
Total noninterest expenses	2,194	2,804	3,887	774	1,191	156	11,006
Noncontrolling interests	0	5	(0)	70	(0)	(75)	0
Profit (loss) before tax	208	1,578	(108)	224	(1,362)	(254)	287

N/M - Not meaningful

	Six months ended Jun 30, 2019
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Net revenues	2,636	3,811	4,212	1,119	608	168	12,554
Provision for credit losses	106	51	169	0	(27)	2	301
Noninterest expenses:
Compensation and benefits	531	984	1,507	427	221	2,009	5,679
General and administrative expenses	1,486	2,267	2,128	413	1,711	(1,847)	6,159
Impairment of goodwill and other intangible assets	491	0	545	0	(0)	0	1,035
Restructuring activities	13	21	(39)	29	10	(0)	33
Total noninterest expenses	2,521	3,272	4,141	869	1,942	162	12,906
Noncontrolling interests	0	18	(0)	64	0	(82)	0
Profit (loss) before tax	9	470	(98)	186	(1,307)	86	(654)

N/M - Not meaningful

Prior year segmental information have been restated to the current structure

Segment Results of Operations, Corporate Bank [text block table]

Corporate Bank (CB)

	Three months ended				Six months ended
in € m. (unless stated otherwise)	Jun 30, 2020	Jun 30, 2019	Absolute Change	Change in %	Jun 30, 2020	Jun 30, 2019	Absolute Change	Change in %
Net revenues:
Global Transaction Banking	965	932	33	4	1,933	1,916	16	1
Commercial Banking	363	362	1	0	721	720	1	0
Total net revenues	1,328	1,294	34	3	2,653	2,636	18	1
Provision for credit losses	145	61	84	136	251	106	145	137
Noninterest expenses:
Compensation and benefits	254	261	(7)	(3)	527	531	(4)	(1)
General and administrative expenses	852	745	107	14	1,662	1,486	176	12
Impairment of goodwill and other intangible assets	0	491	(491)	N/M	0	491	(491)	N/M
Restructuring activities	0	13	(13)	(99)	5	13	(8)	(60)
Total noninterest expenses	1,106	1,509	(403)	(27)	2,194	2,521	(327)	(13)
Noncontrolling interests	0	0	0	N/M	0	0	0	N/M
Profit (loss) before tax	77	(277)	354	N/M	208	9	199	N/M

Total assets (in € bn)[1]	241	232	9	4	241	232	9	4
Loans (gross of allowance for loan losses, in € bn)[1]	120	118	2	1	120	118	2	1
Employees (front office full-time equivalent)[1]	7,549	7,689	(139)	(2)	7,549	7,689	(139)	(2)

N/M - Not meaningful

Prior year segmental information have been restated to the current structure

1As of quarter-end.

Segment Results of Operations, Investment Bank [text block table]

Investment Bank (IB)

	Three months ended				Six months ended
in € m. (unless stated otherwise)	Jun 30, 2020	Jun 30, 2019	Absolute Change	Change in %	Jun 30, 2020	Jun 30, 2019	Absolute Change	Change in %
Net revenues:
Fixed Income, Currency (FIC) Sales & Trading	2,050	1,475	576	39	3,904	3,116	788	25
Equity Origination	120	42	78	184	140	65	75	115
Debt Origination	470	244	226	92	838	536	302	56
Advisory	48	82	(34)	(42)	118	193	(75)	(39)
Origination & Advisory	639	369	269	73	1,096	794	302	38
Other	(35)	(21)	(14)	67	(8)	(99)	91	(92)
Total net revenues	2,654	1,823	831	46	4,993	3,811	1,182	31
Provision for credit losses	363	44	319	N/M	606	51	555	N/M
Noninterest expenses:
Compensation and benefits	463	482	(18)	(4)	958	984	(26)	(3)
General and administrative expenses	855	1,048	(193)	(18)	1,832	2,267	(435)	(19)
Impairment of goodwill and other intangible assets	0	0	0	N/M	0	0	0	N/M
Restructuring activities	11	15	(4)	(26)	15	21	(6)	(29)
Total noninterest expenses	1,329	1,544	(215)	(14)	2,804	3,272	(467)	(14)
Noncontrolling interests	6	18	(11)	(64)	5	18	(14)	(73)
Profit (loss) before tax	956	218	739	N/M	1,578	470	1,108	N/M

Total assets (in € bn)[1]	594	521	74	14	594	521	74	14
Loans (gross of allowance for loan losses, in € bn)[1]	80	69	10	15	80	69	10	15
Employees (front office full-time equivalent)[1]	4,182	4,604	(422)	(9)	4,182	4,604	(422)	(9)

N/M - Not meaningful

Prior year segmental information have been restated to the current structure

1As of quarter-end.

Segment Results of Operations, Private Bank [text block table]

Private Bank (PB)

	Three months ended				Six months ended
in € m. (unless stated otherwise)	Jun 30, 2020	Jun 30, 2019	Absolute Change	Change in %	Jun 30, 2020	Jun 30, 2019	Absolute Change	Change in %
Net revenues:
Private Bank Germany	1,233	1,291	(59)	(5)	2,559	2,630	(71)	(3)
Private and Commercial Business International[1]	324	366	(42)	(12)	694	725	(32)	(4)
Wealth Management	424	429	(5)	(1)	890	857	33	4
Total net revenues	1,981	2,087	(106)	(5)	4,142	4,212	(70)	(2)
Of which:
Net interest income	1,253	1,276	(23)	(2)	2,546	2,579	(32)	(1)
Commissions and fee income	674	701	(27)	(4)	1,523	1,444	80	6
Remaining income	54	111	(57)	(51)	73	190	(117)	(62)
Provision for credit losses	225	62	163	N/M	364	169	195	115
Noninterest expenses:
Compensation and benefits	736	750	(14)	(2)	1,482	1,507	(24)	(2)
General and administrative expenses	1,157	1,054	103	10	2,238	2,128	110	5
Impairment of goodwill and other intangible assets	0	545	(545)	N/M	0	545	(545)	N/M
Restructuring activities	104	(12)	117	N/M	166	(39)	205	N/M
Total noninterest expenses	1,997	2,336	(339)	(15)	3,887	4,141	(254)	(6)
Noncontrolling interests	(0)	(0)	0	(97)	(0)	(0)	0	(86)
Profit (loss) before tax	(241)	(311)	70	(22)	(108)	(98)	(11)	11

Total assets (in € bn)[2]	290	289	1	0	290	289	1	0
Loans (gross of allowance for loan losses, in € bn)[2]	232	222	9	4	232	222	9	4
Assets under Management (in € bn)[2]	471	478	(6)	(1)	471	478	(6)	(1)
Net flows (in € bn)	6	4	2	35	7	11	(4)	(39)
Employees (front office full-time equivalent)[2]	31,328	32,431	(1,103)	(3)	31,328	32,431	(1,103)	(3)

N/M - Not meaningful

Prior year segmental information have been restated to the current structure

[1]Covers operations in Belgium, India, Italy and Spain.

2As of quarter-end.

Segment Results of Operations, Asset Management [text block table]

Asset Management (AM)

	Three months ended				Six months ended
in € m. (unless stated otherwise)	Jun 30, 2020	Jun 30, 2019	Absolute Change	Change in %	Jun 30, 2020	Jun 30, 2019	Absolute Change	Change in %
Net revenues:
Management Fees	508	539	(31)	(6)	1,061	1,048	13	1
Performance and transaction fees	20	66	(46)	(70)	37	77	(39)	(51)
Other	21	(11)	32	N/M	(30)	(6)	(24)	N/M
Total net revenues	549	594	(45)	(8)	1,068	1,119	(51)	(5)
Provision for credit losses	(1)	0	(1)	N/M	(0)	0	(0)	N/M
Noninterest expenses:
Compensation and benefits	204	228	(24)	(11)	376	427	(51)	(12)
General and administrative expenses	189	217	(28)	(13)	386	413	(26)	(6)
Impairment of goodwill and other intangible assets	0	0	0	N/M	0	0	0	N/M
Restructuring activities	7	27	(19)	(73)	10	29	(18)	(64)
Total noninterest expenses	400	471	(71)	(15)	774	869	(95)	(11)
Noncontrolling interests	36	33	3	9	70	64	7	11
Profit (loss) before tax	114	89	24	27	224	186	38	20

Total assets (in € bn)[1]	10	10	0	3	10	10	0	3
Assets under Management (in € bn)[1]	745	721	24	3	745	721	24	3
Net flows (in € bn)	9	4	5	109	6	7	(0)	(6)
Employees (front office full-time equivalent)[1]	3,901	3,998	(97)	(2)	3,901	3,998	(97)	(2)

N/M - Not meaningful

Prior year segmental information have been restated to the current structure

1As of quarter-end.

Segment Results of Operations, Capital Release Unit [text block table]

Capital Release Unit (CRU)

	Three months ended				Six months ended
in € m. (unless stated otherwise)	Jun 30, 2020	Jun 30, 2019	Absolute Change	Change in %	Jun 30, 2020	Jun 30, 2019	Absolute Change	Change in %
Net revenues	(70)	221	(291)	N/M	(129)	608	(737)	N/M
Provision for credit losses	29	(8)	37	N/M	43	(27)	69	N/M
Noninterest expenses:
Compensation and benefits	45	92	(47)	(51)	97	221	(124)	(56)
General and administrative expenses	451	895	(443)	(50)	1,093	1,711	(619)	(36)
Impairment of goodwill and other intangible assets	0	(0)	0	N/M	0	(0)	0	N/M
Restructuring activities	(0)	8	(9)	N/M	1	10	(9)	(93)
Total noninterest expenses	496	995	(499)	(50)	1,191	1,942	(751)	(39)
Noncontrolling interests	(0)	0	(0)	N/M	(0)	0	(0)	N/M
Profit (loss) before tax	(595)	(766)	171	(22)	(1,362)	(1,307)	(55)	4
Total assets (in € bn)[1]	265	380	(114)	(30)	265	380	(114)	(30)
Employees (front office full-time equivalent)[1]	536	1,230	(694)	(56)	536	1,230	(694)	(56)

N/M - Not meaningful

Prior year segmental information have been restated to the current structure

1As of quarter-end.

Segment Results of Operations, Corporate & Other [text block table]

Corporate & Other (C&O)

	Three months ended				Six months ended
in € m. (unless stated otherwise)	Jun 30, 2020	Jun 30, 2019	Absolute Change	Change in %	Jun 30, 2020	Jun 30, 2019	Absolute Change	Change in %
Net revenues	(99)	184	(283)	N/M	(168)	168	(336)	N/M
Provision for credit losses	1	2	(2)	(78)	5	2	2	98
Noninterest expenses:
Compensation and benefits	943	1,001	(58)	(6)	1,893	2,009	(115)	(6)
General and administrative expenses	(905)	(870)	(35)	4	(1,737)	(1,847)	109	(6)
Impairment of goodwill and other intangible assets	0	0	0	N/M	0	0	0	N/M
Restructuring activities	1	(0)	2	N/M	0	(0)	0	N/M
Total noninterest expenses	40	131	(91)	(70)	156	162	(6)	(4)
Noncontrolling interests	(42)	(51)	8	(17)	(75)	(82)	7	(8)
Profit (loss) before tax	(97)	101	(199)	N/M	(254)	86	(339)	N/M
Employees (front office full-time equivalent)[1]	39,327	40,914	(1,587)	(4)	39,327	40,914	(1,587)	(4)

N/M - Not meaningful

Prior year segmental information have been restated to the current structure

1As of quarter-end.